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                   NICHOLAS | APPLEGATE(R)INSTITUTIONAL FUNDS
                 SUPPLEMENT TO CLASS I, II, III, IV AND R-SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 23, 2006

                                 MARCH 15, 2006


THE PORTFOLIO MANAGEMENT SECTION IS AMENDED AS FOLLOWS:

OTHER ACCOUNTS MANAGED
The following summarizes information regarding each of the accounts, excluding portfolios of the Funds, that were managed by the Portfolio Managers indicated, as of March 10, 2006, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Assets Under Management is presented in $million USD.

                             OTHER POOLED VEHICLES      OTHER ACCOUNTS             OTHER RICS
                             ---------------------      -----------------          -----------------
PORTFOLIO MANAGER            ACCOUNTS      AUM          ACCOUNTS      AUM          ACCOUNTS      AUM
-----------------            --------      ---          --------      ---          --------      ---
Jane Edmondson               1             111          29            1077         2             14
James Li, Ph.D., CFA         1             111          29            1077         2             14
Mark P. Roemer               1             13           50            1772         7             651
Steven Tael, Ph.D.           1             127          3             166          4             520

ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS BASED ON PERFORMANCE

                             OTHER POOLED VEHICLES      OTHER ACCOUNTS             OTHER RICS
                             ---------------------      -----------------          -----------------
PORTFOLIO MANAGER            ACCOUNTS      AUM          ACCOUNTS      AUM          ACCOUNTS      AUM
-----------------            --------      ---          --------      ---          --------      ---
Jane Edmondson               None          None         None          None         None          None
James Li, Ph.D., CFA         None          None         None          None         None          None
Mark P. Roemer               1             13           None          None         None          None
Steven Tael, Ph.D.           None          None         None          None         None          None

OWNERSHIP OF SECURITIES
The table below indicates the dollar range of securities in each Fund beneficially owned by the Portfolio Manager indicated, as of March 10, 2006 (excluding ownership through the Investment Adviser's 401(k) plan):

PORTFOLIO MANAGER             DOLLAR RANGE OF EQUITY SECURITIES IN MANAGED FUNDS
                             ---------------------------------------------------
Jane Edmondson                                       None
James Li, Ph.D., CFA                                 None
Mark P. Roemer                                       None
Steven Tael, Ph.D.                                   None